3. PREFERRED AND COMMON STOCK : Share-based Payment Arrangement, Option, Activity (Details)	3 Months Ended
Oct. 31, 2020 $ / shares shares
Equity [Abstract]
Stock option outstanding at beginning	0
Stock option granted | $ / shares	$ 1,200,000
Stock option exercised	0
Stock option forfeited	0
Stock option outstanding at ending	1,200,000